Loan Level Exceptions
Run Date - 5/23/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
FK5WSR5WYJ5	XXXXXXX			XXXX XXXX	XXX	X	X	X	X	X	X	X	X
*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX1.The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application

*** (CURED) Missing credit report - EV R
COMMENT:   The loan file is missing the required credit report.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Loan file was approved using XXXXXX

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   A revised disclosure was not provided  to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.

*** (CURED) Mortgage history for primary residence less than XX months - EV R
COMMENT:   The credit bureau was received; however, the mortgage on the departure residence with XXXXX only reports Xmonths XXX and prior XX is not reporting.  The file does not contain a XX month history on the borrowers primary (departure) residence.
XX/XX/XX: An exception was received for this on XX/XX/XX  Compensating factors XXXX reserves, Strong and deep credit history and low ratios.

*** (CURED) XXX or XXX missing/required - EV R
COMMENT:   Missing mortgage histories for properties at XXXXand XXXX this is due to missing credit report.  File did contained a XXX for the property on XXX XXXXX

M4PJI1K1GPB	XXXXXXX			XXXX XXXX	XXX	X	X	X	X	X	X	X	X
*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument.

PS3LUDOYAAA	XXXXXXX			XXXX XXXX	XXX	X	X	X	X	X	X	X	X
*** (CURED) Loan program disclosure missing or unexecuted - EV R
COMMENT:   The Adjustable Rate Mortgage Loan Program Disclosure is missing. The defect can be cured by providing the disclosure.

*** (CURED) Special information booklet is Missing - EV R
COMMENT:   The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX

2RWEAJFZR0B	XXXXXXX			XXXX XXXX	XXX	X	X	X	X	X	X	X	X
*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XX. The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 business days of application.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Per loan approval on pageXXX and the XXXon page X, Loan file was approved using XX months bank statements as income. The loan file does not contain the XX required. Please provide.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial and any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. A revised disclosure was not provided  to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.  The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) Special information booklet is Missing - EV R
COMMENT:   The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX